Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,079	$ 8,446
Accumulated amortization	5,642	2,620
Net book value	6,437	5,826
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	6,750	4,238
Accumulated amortization	2,557	1,143
Net book value	4,193	3,095
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	3,689	3,668
Accumulated amortization	2,442	1,242
Net book value	1,247	2,426
Acquired intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	1,071
Accumulated amortization	250
Net book value	821
Domain names
Finite-Lived Intangible Assets [Line Items]
Cost	569	540
Accumulated amortization	393	235
Net book value	$ 176	$ 305